Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of principal subsidiaries and their geographic location [Table Text Block]

Entity	Jurisdiction

Osisko Bermuda Limited	Bermuda
Coulon Mines Inc.(i)	Canada
General Partnership Osisko James Bay	Québec
Osisko Mining (USA) Inc.	Delaware

(i)	76% until November 20, 2017, 100% thereafter.

Disclosure of detailed Information about financial instruments[Table Text Block]
Category	Financial instrument

Financial assets at amortized cost	Bank balances and cash on hand
Short-term debt securities
Notes receivable
Trade receivables
Interest and dividend income receivable
Amounts receivable from associates and other receivables

Financial assets at fair value through profit or loss	Investments in derivatives

Financial assets at fair value through other comprehensive income	Investments in shares and equity instruments, other than in derivatives and convertible debentures

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Liability related to share exchange rights Liability component of convertible debentures Borrowings under revolving credit facilities

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Leasehold improvements	Lease term
Furniture and office equipment	3-5 years